Notes Payable	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Notes Payable
11. NOTES PAYABLE
Baidu, Inc.
The Company issued and publicly sold unsecured senior notes, the details of each tranche are shown as below:

	Issue date	Principal amount (US$ million)	Mature date	Effective interest rate
2022 Ten-year Notes	November 28, 2012	750	November 28, 2022	3.59%
2019 Notes	June 9, 2014	1,000	June 9, 2019	3.00	% (i)
2020 Notes	June 30, 2015	750	June 30, 2020	3.13	% (i)
2025 Ten-year Notes	June 30, 2015	500	June 30, 2025	4.22%
2022 Five-year Notes	July 6, 2017	900	July 6, 2022	3.08%
2027 Notes	July 6, 2017	600	July 6, 2027	3.73%
2023 Notes	March 29, 2018	1,000	September 29, 2023	3.99%
2028 March Notes	March 29, 2018	500	March 29, 2028	4.50%
2024 Notes	November 14, 2018	850	May 14, 2024	4.51%/4.54%
2028 November Notes	November 14, 2018	400	November 14, 2028	4.99%
2025 Five-year Notes	April 7, 2020	600	April 7, 2025	3.22%
2030 Notes	April 7, 2020	400	April 7, 2030	3.54%

(i)	The 2019 Notes and 2020 Notes were fully repaid when they became due.
The 2022
Ten-year
Notes, 2019 Notes, 2020 Notes, 2025
Ten-year
Notes, 2022 Five-year Notes, 2027 Notes, 2023 Notes, 2028 March Notes, 2024 Notes, 2028 November Notes, 2025 Five-year Notes and 2030 Notes are collectively referred to as the “Notes.”
The 2022
Ten-year
Notes bear interest at the rate of 3.500% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on May 28, 2013.
The 2019 Notes bear interest at the rate of 2.750% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on December 9, 2014.
The 2020 Notes bear interest at the rate of 3.000% per annum and the 2025
Ten-year
Notes bear interest at the rate of 4.125% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on December 30, 2015.
The 2022 Five-year Notes bear interest at the rate of 2.875% per annum and the 2027 Notes bear interest at the rate of 3.625% per annum. Interest are payable semi-annually in arrears on and of each year, beginning on January 6, 2018.
The 2023 Notes bear interest at the rate of 3.875% per annum and the 2028 March Notes bear interest at the rate of 4.375% per annum. Interest are payable semi-annually in arrears on and of each year, beginning on September 29, 2018.
The 2024 Notes, including US$600 million issued in November and US$250 million in December 2018, respectively, bear interest at the rate of 4.375% per annum and the 2028 November Notes bear interest at the rate of 4.875% per annum. Interest are payable semi-annually in arrears on and of each year, beginning on May 14, 2019.
The 2025 Five-year Notes bear interest at the rate of 3.075% per annum and the 2030 Notes bear interest at the rate of 3.425% per annum. Interest are payable semi-annually in arrears on and of each year, beginning on October 7, 2020.
At maturity, the Notes are payable at their principal amount plus accrued and unpaid interest thereon.
The Notes do not contain any financial covenants or other significant restrictions. In addition, the Notes are unsecured and rank lower than any secured obligation of the Group and have the same liquidation priority as any other unsecured liabilities of the Group, but senior to those expressly subordinated obligations, if any. The Company may, at its discretion, redeem all or any portion of the Notes at any time, at the greater of the principal amount and the make whole amount plus accrued and unpaid interest. In addition, for 2023 Notes, 2028 March Notes, 2024 Notes, 2028 November Notes, 2025 Five-year Notes and 2030 Notes, the Company may at its discretion, redeem all or any portion of the Notes at one or three months before the maturity date of respective notes, at a price equal to the greater of 100% of the principal amount of such Notes plus accrued and unpaid interest, if any, to (but not including) the redemption date. As of June 30, 2020, the Company does not intend to redeem any portion of the Notes prior to the stated maturity dates. For certain Notes, the Company has the obligation to redeem the Notes if a change in control occurs as defined in the indenture of the Notes.
The unpaid Notes were issued at a discount amounting to US$20 million. The total issuance costs of US$31 million were presented as a direct deduction from the principal amount of the Notes on the condensed
consolidated balance sheets. Both the discount and the issuance costs are amortized as interest expense using the effective interest rate method through the maturity dates of the Notes.
The principal amount and unamortized discount and debt issuance costs as of December 31, 2019 and June 30, 2020 are as follows:

	As of December 31, 2019	As of June 30, 2020
	RMB	RMB	US$
	(In millions)
		(unaudited)
Principal amount	43,519	45,923	6,500
Unamortized discount and debt issuance cost	(210)	(242)	(34)

	43,309	45,681	6,466